Income Tax (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Provision for income taxes
Current Tax Provision						$ 16,400
Deferred Tax (Benefit) Provision				(424,100)
Total Tax (Benefit) Provision		$ (294,100)		$ (424,100)	$ 0	$ 16,400